Reconciliation of the Amounts of Major Classes of Income from Operations to be Disposed Classified as Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate	$ 15	$ 891	$ 941
Real estate		(70)	(74)
Gross profit	15	821	867
General and administrative	(68)	(440)	(271)
Net gain from disposal of discontinued operations	3,890
Net income from discontinued operations	$ 3,837	$ 381	$ 596